Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 88.6%
Communication Services - 6.7%
662,608	GCI Liberty, Inc.*	37,748,778
5,819,208	Zynga Inc.*	39,861,575
		77,610,353
Consumer Discretionary - 13.2%
343,723	Bright Horizons Family Solutions, Inc.*	35,059,746
615,732	Chegg, Inc.*	22,030,891
173,535	Choice Hotels International, Inc.	10,629,019
697,579	Clarus Corp.	6,836,274
473,919	Etsy, Inc.*	18,217,446
1,026,261	MakeMyTrip, Ltd.*	12,268,950
968,809	National Vision Holdings, Inc.*	18,814,271
707,836	OneSpaWorld Holdings Ltd.	2,873,814
472,970	Stitch Fix, Inc.*	6,006,719
276,009	TopBuild Corp.*	19,773,285
		152,510,415
Consumer Staples - 4.1%
113,062	Casey's General Stores, Inc.	14,979,585
1,270,589	Hain Celestial Group, Inc.*	32,997,196
		47,976,781
Energy - 0.3%
270,451	Cactus, Inc.	3,137,232
Financials - 3.4%
580,636	Ares Management Corp.	17,959,071
116,828	Hamilton Lane, Inc.	6,461,757
319,677	Prosperity Bancshares, Inc.	15,424,415
		39,845,243
Health Care - 19.1%
142,097	Acceleron Pharma, Inc.*	12,770,257
243,695	Biohaven Pharmaceutical Holding Co., Ltd.*	8,292,941
140,062	Blueprint Medicines Corp.*	8,190,826
633,542	Catalent, Inc.*	32,912,507
287,017	Charles River Laboratories International, Inc.*	36,224,416
253,239	Coherus BioSciences, Inc.*	4,107,537
114,815	Encompass Health Corp.	7,351,604
332,061	Establishment Labs Holdings, Inc.*	4,798,281
173,124	Global Blood Therapeutics, Inc.*	8,844,905
251,277	HealthEquity, Inc.*	12,712,103
255,301	Integra LifeSciences Holdings Corp.*	11,404,296
237,320	Iovance Biotherapeutics, Inc.*	7,104,174
203,042	Kura Oncology, Inc.*	2,020,268
812,131	NeoGenomics, Inc.*	22,422,937
194,592	Neurocrine Biosciences, Inc.*	16,841,938
231,262	OrthoPediatrics Corp.*	9,167,226
368,784	Phreesia, Inc.*	7,755,527
152,178	Tabula Rasa HealthCare, Inc.*	7,957,388
		220,879,131
Industrials - 17.3%
451,229	BWX Technologies, Inc.	21,979,365
79,074	ESCO Technologies, Inc.	6,002,507
297,270	Hexcel Corp.	11,055,471
819,936	IAA, Inc.*	24,565,283
85,319	IDEX Corp.	11,783,407
172,456	John Bean Technologies Corp.	12,808,307
200,638	Knight-Swift Transportation Holdings, Inc.	6,580,926
96,589	Mercury Systems, Inc.*	6,890,659
132,014	MSA Safety, Inc.	13,359,817
1,096,573	Nesco Holdings, Inc.*	3,596,760
362,956	SiteOne Landscape Supply, Inc.*	26,720,821
563,088	Waste Connections, Inc.	43,639,320
189,510	Woodward, Inc.	11,264,474
		200,247,117
Information Technology - 23.2%
148,758	Aspen Technology, Inc.*	14,142,423
312,027	BlackLine, Inc.*	16,415,741
61,304	Broadridge Financial Solutions, Inc.	5,813,458
690,932	Dynatrace, Inc.*	16,471,819
284,262	Entegris, Inc.	12,726,410
1,249,083	EVO Payments, Inc.*	19,110,970
1,217,788	Genpact, Ltd.	35,559,410
205,872	Guidewire Software, Inc.*	16,327,708
807,973	Lattice Semiconductor Corp.*	14,398,079
71,508	Littelfuse, Inc.	9,540,597
290,691	Marvell Technology Group, Ltd.	6,578,337
74,892	MAXIMUS, Inc.	4,358,714
830,147	Mimecast, Ltd.*	29,304,189
786,232	Nuance Communications, Inc.*	13,192,973
477,706	PROS Holdings, Inc.*	14,823,217
48,603	WEX, Inc.*	5,081,444
727,183	Workiva, Inc.*	23,509,826
1,431,076	Zuora, Inc.*	11,520,162
		268,875,477
Materials - 1.3%
115,135	Quaker Chemical Corp.	14,539,248
Total Common Stocks (Cost $999,882,835)		1,025,620,997

Private Placements - 0.2%
19,200	Greenspring Global Partners IV-B, L.P.*^†	1,938,432
91,769	Greenspring Global Partners V-B, L.P.*~†	120,692
Total Private Placements (Cost $–)		2,059,124

Real Estate Investment Trusts - 1.4%
153,421	EastGroup Properties, Inc.	16,029,426
Total Real Estate Investment Trusts (Cost $16,165,680)		16,029,426

Short-Term Investments - 11.2%
Money Market Funds - 11.2%
129,503,010	First American Government Obligations Fund - Class Z, 0.39%#	129,503,010
Total Short-Term Investments (Cost $129,503,010)		129,503,010
Total Investments - 101.4% (Cost $1,145,551,525)		1,173,212,557
Liabilities in Excess of Other Assets - (1.4)%		(15,632,477)
NET ASSETS - 100.0%		$1,157,580,080

* Non-Income Producing
^ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments, except for the Private Placements, were categorized as Level 1 securities.  The Private Placements are being fair valued using significant unobservable inputs and were categorized as Level 3 securities. Refer to the Fund's annual report for additional information regarding the valuation of the Private Placements.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.